Group assets and liabilities - measurement - Investment properties (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Group assets and liabilities - measurement
Assets	£ 493,941	£ 470,498
Investment properties | At fair value
Group assets and liabilities - measurement
Assets	16,497	14,646
Level 3 | Investment properties | At fair value
Group assets and liabilities - measurement
Assets	£ 16,497	£ 14,646	£ 13,422